CONSOLIDATED BUSINESS SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 ARS ($) segment Pipeline		Dec. 31, 2016 ARS ($)		Dec. 31, 2015 ARS ($)
Operating segments [Abstract]
Revenues from sales	$ 12,246,664		$ 7,402,172		$ 4,226,569
Cost of sales	(6,523,317)		(4,435,915)		(2,759,905)
Administrative expenses	(402,995)		(315,379)		(201,636)
Selling expenses	(499,909)		(353,514)		(241,330)
Other operating (expenses) / income	(104,377)		(65,543)		(335,451)
Operating profit	4,716,066		2,231,821		688,247
Depreciation of property, plant and equipment	(358,420)		(286,798)		(261,393)
Identifiable assets	13,666,900		8,931,332		6,646,577
Identifiable liabilities	8,347,260		6,404,954		4,951,143
External Market [Member]
Operating segments [Abstract]
Revenues from sales	2,676,792		1,437,902		967,340
Local Market [Member]
Operating segments [Abstract]
Revenues from sales	$ 9,569,872		5,964,270		3,259,229
Reportable Segments [Member]
Operating segments [Abstract]
Number of reportable segments | segment	4
Reportable Segments [Member] | Government Subsidies [Member]
Operating segments [Abstract]
Revenues from sales	$ 235,459		183,870		126,929
Reportable Segments [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues from sales	4,559,739		2,087,191		1,013,998
Cost of sales	(1,845,551)		(1,068,714)		(779,923)
Administrative expenses	(316,627)		(264,821)		(172,667)
Selling expenses	(260,313)		(121,189)		(48,082)
Other operating (expenses) / income	(126,027)		(44,678)		(332,997)
Operating profit	2,161,609		658,868		(298,236)
Depreciation of property, plant and equipment	(245,600)		(238,844)		(194,659)
Identifiable assets	8,284,454		6,454,526		5,032,799
Identifiable liabilities	5,991,730		4,209,833		4,095,216
Reportable Segments [Member] | Natural Gas Transportation [Member] | External Market [Member]
Operating segments [Abstract]
Revenues from sales	0		0		0
Reportable Segments [Member] | Natural Gas Transportation [Member] | Local Market [Member]
Operating segments [Abstract]
Revenues from sales	$ 4,559,739		2,087,191		1,013,998
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Number of pipelines | Pipeline	3
Revenues from sales	$ 6,875,241	[1]	4,768,326	[2]	2,907,770	[3]
Cost of sales	(4,428,764)		(3,218,936)		(1,869,397)
Administrative expenses	(59,249)		(32,535)		(16,512)
Selling expenses	(163,746)		(180,499)		(155,747)
Other operating (expenses) / income	27,253		(19,147)		(2,663)
Operating profit	2,250,735		1,317,209		863,451
Depreciation of property, plant and equipment	(20,170)		(16,693)		(49,651)
Identifiable assets	3,911,169		1,184,593		1,237,732
Identifiable liabilities	1,217,863		1,214,944		625,023
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | External Market [Member]
Operating segments [Abstract]
Revenues from sales	2,676,792		1,437,902		967,340
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Local Market [Member]
Operating segments [Abstract]
Revenues from sales	4,198,449		3,330,424		1,940,430
Reportable Segments [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues from sales	735,839		485,855		260,600
Cost of sales	(353,676)		(187,815)		(108,617)
Administrative expenses	(22,984)		(14,734)		(9,985)
Selling expenses	(66,306)		(44,286)		(32,889)
Other operating (expenses) / income	(5,758)		(1,261)		191
Operating profit	287,115		237,759		109,300
Depreciation of property, plant and equipment	(92,650)		(31,261)		(17,083)
Identifiable assets	1,410,054		1,235,079		310,441
Identifiable liabilities	1,120,469		968,527		196,031
Reportable Segments [Member] | Other Services [Member] | External Market [Member]
Operating segments [Abstract]
Revenues from sales	0		0		0
Reportable Segments [Member] | Other Services [Member] | Local Market [Member]
Operating segments [Abstract]
Revenues from sales	735,839		485,855		260,600
Reportable Segments [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues from sales	75,845		60,800		44,201
Cost of sales	(45,714)		(31,529)		(23,403)
Administrative expenses	(4,135)		(3,289)		(2,472)
Selling expenses	(9,544)		(7,540)		(4,612)
Other operating (expenses) / income	155		(457)		18
Operating profit	16,607		17,985		13,732
Depreciation of property, plant and equipment	0		0		0
Identifiable assets	61,223		57,134		65,605
Identifiable liabilities	17,198		11,650		34,873
Reportable Segments [Member] | Telecommunications [Member] | External Market [Member]
Operating segments [Abstract]
Revenues from sales	0		0		0
Reportable Segments [Member] | Telecommunications [Member] | Local Market [Member]
Operating segments [Abstract]
Revenues from sales	75,845		60,800		44,201
Eliminations [Member]
Operating segments [Abstract]
Revenues from sales	(150,388)		(71,079)		(21,435)
Cost of sales	150,388		71,079		21,435
Administrative expenses	0		0		0
Selling expenses	0		0		0
Other operating (expenses) / income	0		0		0
Operating profit	0		0		0
Depreciation of property, plant and equipment	0		0		0
Identifiable assets	0		0		0
Identifiable liabilities	0		0		0
Eliminations [Member] | External Market [Member]
Operating segments [Abstract]
Revenues from sales	0		0		0
Eliminations [Member] | Local Market [Member]
Operating segments [Abstract]
Revenues from sales	0		0		0
Eliminations [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues from sales	150,388		71,079		21,435
Eliminations [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues from sales	0		0		0
Eliminations [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues from sales	0		0		0
Eliminations [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues from sales	$ 0		$ 0		$ 0

[1]	Revenues from sales from Production and Commercialization of Liquids segment includes Ps. 235,459 of Government subsidies.
[2]	Revenues from sales from Production and Commercialization of Liquids segment includes Ps. 183,870 of National Government subsidies.
[3]	Revenues from sales from Production and Commercialization of Liquids segment includes Ps. 126,929 of Government subsidies.